Investment, (Details Narrative) - Private Exchange Agreement [Member] - € / shares	Dec. 31, 2022	Nov. 08, 2022	Oct. 25, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price			€ 1.00
Conversion of Stock, Shares Issued			157,042
[custom:StockIssuedDuringPeriodSharesPurchasedThroughExerciseOfOptions]	6,446,946	2,623,365
[custom:AdditionalNumberOfSharesPurchasedThroughExerciseOfOptions]	3,843,581
[custom:OutstandingSharesPercent-0]	10.00%